OTHER RECEIVABLES (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash advances paid as consideration to acquire investments	$ 5,542,586	$ 4,657,728
Temporary Payments			656,092
Advance to employees	461,893	166,722	130,191
Advance to suppliers	3,327,138	205,088	0
Miscellaneous	286,033	924,710	0
Due from third parties		0	8,902,588
Other receivables	$ 9,617,650	$ 5,954,248	$ 9,688,871